As filed with the Securities and Exchange Commission on August 1, 2008

File No. 333-147771

ICA No. 811-22149

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment		[ ]
Post-Effective Amendment No. 2		[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940		[ X ]
Amendment No. 3		[ X ]

OLD MUTUAL FUNDS III
(Exact name of registrant as specified in Declaration of Trust)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code (720) 200-7600

Julian F. Sluyters
Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and Address of Agent For Service)

Copies to:
Jay G. Baris, Esq.	and to	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel, LLP		Old Mutual Capital, Inc.
1177 Avenue of the Americas		4643 South Ulster Street, Suite 600
New York, New York, 10017		Denver, CO 80237
(212) 715-9100		(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on August 22, 2008 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Explanatory Note:

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 2, 2008 (“PEA No. 1”), to August 22, 2008.

Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus – incorporated herein by reference to PEA No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 2, 2008, Edgar Accession No. 0001419743-08-000011.

Statement of Additional Information – incorporated herein by reference to PEA No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 2, 2008, Edgar Accession No. 0001419743-08-000011.

Part C – incorporated herein by reference to PEA No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 2, 2008, Edgar Accession No. 0001419743-08-000011.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to the Registration State6ment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on this 1st day of August, 2008.

OLD MUTUAL FUNDS III
(Registrant)

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of August, 2008.

/s/ Julian F. Sluyters	Trustee, President, and Principal Executive Officer
Julian F. Sluyters
/s/ Robert T. Kelly	Treasurer and Principal Financial Officer
Robert T. Kelly
/s/ John R. Bartholdson*	Trustee
John R. Bartholdson
/s/ Jettie M. Edwards*	Trustee
Jettie M. Edwards
/s/ Robert M. Hamje*	Trustee
Robert M. Hamje
/s/ Jarrett B. Kling*	Trustee
Jarrett B. Kling
/s/ Albert A. Miller*	Trustee
Albert A. Miller
/s/ L. Kent Moore*	Trustee
L. Kent Moore
/s/ Thomas M. Turpin*	Trustee
Thomas M. Turpin
/s/ Leigh A. Wilson*	Trustee
Leigh A. Wilson

*By:	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact

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